[ROPES & GRAY LETTERHEAD]

ROPES & GRAY LLP

ONE INTERNATIONAL PLACE

BOSTON, MA 02110-2624

WWW.ROPESGRAY.COM

Yana D. Guss

617-951-7109

yana.guss@ropesgray.com

March 20, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attn: John Grzeskiewicz

Re:	DWS International Fund, Inc. (the “Registrant”); File No.811-00642

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS Japan Equity Fund (“Japan Equity Fund”), a series of DWS Investors Funds, Inc., into DWS International Value Opportunities Fund, a series of the Registrant.

It is currently expected that a special meeting of shareholders of Japan Equity Fund will be held on June 19, 2009. Accordingly, we plan to mail the proxy materials to Japan Equity Fund shareholders on or about April 24, 2009. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by April 20, 2009, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (617) 951-7109.

Sincerely,

/s/Yana D. Guss

YDG

Enclosures